Operating Segment (Details Narrative)	6 Months Ended
Jul. 31, 2018 Integer
Operating Segment - Disclosure Of Reconciliation Of Segment Ebitda To Profit Or Loss And Other Comprehensive Income
Number of reportable segments	7